SHORT TERM AND LONG-TERM DEBT - Capital Commitments (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Sale & Leaseback
1 year	$ 51,434
2 years	52,099
3 years	52,814
4 years	53,558
5 years	54,360
Thereafter	681,609
Total	945,874
Period repayment
1 year	54,361
2 years	54,361
3 years	54,361
4 years	54,361
5 years	52,198
Thereafter	21,036
Total	290,678
Balloon repayment
1 year	0
2 years	0
3 years	0
4 years	0
5 years	250,000
Thereafter	392,786
Total	642,786
Total
1 year	105,795
2 years	106,460
3 years	107,175
4 years	107,919
5 years	356,558
Thereafter	1,095,431
Total	$ 1,879,338